PIMCO Equity Series

Supplement Dated March 2, 2016 to the

RealPath™ Blend Funds Prospectus, dated October 31, 2015,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to PIMCO RealPath™ Blend Income Fund, PIMCO RealPath™ Blend 2020

Fund, PIMCO RealPath™ Blend 2025 Fund, PIMCO RealPath™ Blend 2030 Fund, PIMCO

RealPath™ Blend 2035 Fund, PIMCO RealPath™ Blend 2040 Fund, PIMCO RealPath™ Blend

2045 Fund, PIMCO RealPath™ Blend 2050 Fund and PIMCO RealPath™ Blend 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS’

ALLOCATION GLIDE PATH AND OTHER MATTERS

Effective March 31, 2016, the chart illustrating each Fund’s Allocation Glide Path in the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

Additionally, effective June 30, 2016, the sixth paragraph of the “Principal Investment Strategies” section for the PIMCO RealPath™ Blend Income Fund and the seventh paragraph of the “Principal Investment Strategies” section for the PIMCO RealPath™ Blend 2020 Fund, PIMCO RealPath™ Blend 2025 Fund, PIMCO RealPath™ Blend 2030 Fund, PIMCO RealPath™ Blend 2035 Fund, PIMCO RealPath™ Blend 2040 Fund, PIMCO RealPath™ Blend 2045 Fund, PIMCO RealPath™ Blend 2050 Fund and PIMCO RealPath™ Blend 2055 Fund in each Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

As part of its investment process PIMCO expects to seek to reduce exposure to certain risks by implementing various hedging transactions. These hedging transactions seek to reduce a Fund’s exposure to certain severe, unanticipated market events that could significantly detract from returns. PIMCO intends to utilize these hedging transactions once the Fund is within 10 years of the target retirement date or at such other times as deemed appropriate by PIMCO. However, there can be no assurance that the Fund’s hedging transactions will be effective.

Additionally, effective June 30, 2016, the broad-based securities market index of each Fund is replaced according to the following:

Fund	Current Broad-Based Securities Market Index	New Broad-Based Securities Market Index Effective June 30, 2016

PIMCO RealPath™ Blend Income Fund	Real Return Target Today Index	S&P Target Date Retirement Income Index
PIMCO RealPath™ Blend 2020 Fund	Real Return Target 2020 Index	S&P Target Date 2020 Index
PIMCO RealPath™ Blend 2025 Fund	Real Return Target 2025 Index	S&P Target Date 2025 Index
PIMCO RealPath™ Blend 2030 Fund	Real Return Target 2030 Index	S&P Target Date 2030 Index
PIMCO RealPath™ Blend 2035 Fund	Real Return Target 2035 Index	S&P Target Date 2035 Index
PIMCO RealPath™ Blend 2040 Fund	Real Return Target 2040 Index	S&P Target Date 2040 Index
PIMCO RealPath™ Blend 2045 Fund	Real Return Target 2045 Index	S&P Target Date 2045 Index
PIMCO RealPath™ Blend 2050 Fund	Real Return Target 2050 Index	S&P Target Date 2050 Index
PIMCO RealPath™ Blend 2055 Fund	Real Return Target 40+ Index	S&P Target Date 2055+ Index

Investors Should Retain This Supplement for Future Reference

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